Summary of Activity in Consolidated Statements of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and revenues, net											$ 253	$ 317	$ 278
Loss before income taxes											(71)	(115)	(48)
Income tax benefit											0	41	0
Loss from discontinued operations, net of tax	$ (32)	$ 4	$ (34)	$ (9)	$ (9)	[1]	$ (41)	[1]	$ (10)	$ (14)	$ (71)	$ (74)	$ (48)

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.